CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 808,984	$ 647,295
Accounts receivable, net of allowance for credit losses	1,510,045	1,474,898
Unbilled revenue	1,023,170	1,096,592
Other receivables	100,669	116,750
Prepayments and other current assets	116,521	105,316
Income taxes receivable	81,990	60,824
Total current assets	3,641,379	3,501,675
Non-current assets:
Property, plant and equipment, net	375,265	395,724
Goodwill	8,721,911	8,731,689
Intangible assets, net	3,100,266	3,247,118
Operating right-of-use assets	103,064	128,948
Other receivables	73,658	75,707
Deferred tax asset	105,538	106,871
Investments in equity	121,251	82,050
Total Assets	16,242,332	16,269,782
Current liabilities:
Accounts payable	86,003	192,117
Unearned revenue	1,727,355	1,550,471
Other liabilities	936,745	904,826
Income taxes payable	18,553	18,999
Current bank credit lines, loan facilities and notes	0	529,762
Total current liabilities	2,768,656	3,196,175
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	3,379,107	2,872,616
Lease liabilities	97,144	117,122
Non-current other liabilities	79,362	72,807
Non-current income taxes payable	109,800	103,251
Deferred tax liability	680,944	714,427
Commitments and contingencies	0	0
Total Liabilities	7,115,013	7,076,398
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,189	6,305
Additional paid‑in capital	7,208,291	7,131,956
Other undenominated capital	1,771	1,606
Accumulated other comprehensive loss	(110,352)	(68,534)
Retained earnings	2,021,420	2,122,051
Total Shareholders' Equity	9,127,319	9,193,384
Total Liabilities and Shareholders' Equity	$ 16,242,332	$ 16,269,782